Stock-Based Incentive Compensation Plans - Fair Value Assumptions (Detail) - 2016 Equity Incentive Plan (EIP) [Member] - $ / shares	12 Months Ended
	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Black-Scholes Model [Member] | Service Stock Appreciation Rights (SARs) [Member]
Fair Value Assumptions [Abstract]
Weighted-average grant date fair value (in dollars per unit)	$ 2.61	$ 1.61	$ 1.57
Expected life (in years)	4 years 10 months 24 days	4 years 10 months 24 days	4 years 9 months 18 days
Expected volatility (percent)	35.70%	32.50%	36.40%
Risk-free interest rate (percent)	2.50%	1.90%	1.10%
Expected dividend (percent)	2.50%	2.70%	2.50%
Black-Scholes Model [Member] | Performance-Based Stock Appreciation Rights SARs [Member]
Fair Value Assumptions [Abstract]
Weighted-average grant date fair value (in dollars per unit)			$ 1.59
Expected life (in years)			5 years
Expected volatility (percent)			36.30%
Risk-free interest rate (percent)			1.10%
Expected dividend (percent)			2.50%
Monte Carlo Model [Member] | Performance-Based Stock Appreciation Rights SARs [Member]
Fair Value Assumptions [Abstract]
Weighted-average grant date fair value (in dollars per unit)			$ 2.06
Expected life (in years)			4 years 9 months 18 days
Expected volatility (percent)			36.50%
Risk-free interest rate (percent)			1.50%
Expected dividend (percent)			2.60%
Monte Carlo Model [Member] | Performance Restricted Stock Units [Member]
Fair Value Assumptions [Abstract]
Weighted-average grant date fair value (in dollars per unit)	$ 10.45	$ 8.23
Expected life (in years)	3 years	3 years
Expected volatility (percent)	37.20%	33.50%
Risk-free interest rate (percent)	2.30%	1.40%
Expected dividend (percent)	2.50%	2.70%